Document and Entity Information Document	Dec. 10, 2024
Entity Central Index Key	0000821130
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	false
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Soliciting Material	false
Written Communications	false
Document Type	8-K
Document Period End Date	Dec. 10, 2024
Entity Incorporation, State or Country Code	DE
Entity Registrant Name	UNITED STATES CELLULAR CORPORATION
Entity File Number	001-09712
Entity Tax Identification Number	62-1147325
Entity Address, Address Line One	8410 West Bryn Mawr
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60631
City Area Code	(773)
Local Phone Number	399-8900
Amendment Flag	false
Common Shares
Title of 12(b) Security	Common Shares, $1 par value
Trading Symbol	USM
Security Exchange Name	NYSE
6.25% Senior Notes
Title of 12(b) Security	6.25% Senior Notes due 2069
Trading Symbol	UZD
Security Exchange Name	NYSE
5.50% Senior Notes
Title of 12(b) Security	5.50% Senior Notes due 2070
Trading Symbol	UZE
Security Exchange Name	NYSE
5.50% Senior Notes
Title of 12(b) Security	5.50% Senior Notes due 2070
Trading Symbol	UZF
Security Exchange Name	NYSE